Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Mar. 31, 2017	Dec. 31, 2016 EUR (€) shares	Mar. 31, 2016	Dec. 31, 2015 EUR (€) shares	Mar. 31, 2015
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average share price	€ 31.14		€ 27.90		€ 25.77
Number of options granted	404,052	404,052	1,011,867	1,011,867	218,446	218,446
Exercisable period of share options granted	Shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable.
Discount rate on exercise price at which options are granted	15.00%
2010 Savings-related share option - 3 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Number of options granted	304,492		692,334		152,312
2010 Savings-related share option - 5 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Number of options granted	99,560		319,533		66,134